COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Inventories at the beginning of the year	$ 173	$ 155	$ 116
Plus: Charges of the year
Purchases of inventories, energy and gas	411	502	433
Salaries and social security charges	85	79	59
Employees benefits	17	15	13
Defined benefit plans	8	5	4
Works contracts, fees and compensation for services	111	97	73
Property, plant and equipment depreciation	254	202	194
Intangible assets amortization	5	1	1
Right-of-use assets amortization	1	3	5
Energy transportation	9	8	6
Transportation and freights	20	16	13
Consumption of materials	27	30	26
Penalties	2	1	2
Maintenance	47	61	52
Canons and royalties	92	89	65
Environmental control	4	5	4
Rental and insurance	31	31	27
Surveillance and security	5	4	3
Taxes, rates and contributions	7	5	4
Other	3	3	6
Total charges of the year	1,139	1,157	990
Less: Inventories at the end of the year	(205)	(173)	(155)
Total cost of sales	$ 1,107	$ 1,139	$ 951